Loss Per Share Attributable to Ordinary Equity Holders of the Parent	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Abstract]
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
15.	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

The calculation of the basic earnings per share amounts is based on the loss for the period attributable to ordinary equity holders, and the weighted average number of ordinary shares of 42,082,281 (June 30, 2024: 39,787,004) outstanding during the period.

No adjustment was made to the basic loss per share amounts presented for the six months ended June 30, 2025 and 2024 in respect of a dilution as the impact of the warrants, preference shares and share options outstanding had an anti-dilutive effect on the basic earnings loss per share amounts presented.

The computation of basic and diluted loss per Class A and Class B ordinary share are the same as they have the same rights to participate in profits and losses and are all treated as ordinary shares on an as converted basis.

33.	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE COMPANY

The calculation of the basic loss per share amounts is based on the loss for the year attributable to ordinary equity holders, and the weighted average number of ordinary shares of in issue during the period.

	2024	2023	2022
	US$	US$	US$
	per share	per share	per share

Basic and diluted loss per share
Total basic and diluted loss per share attributable to the ordinary equity holders of the Company	(0.94)	(17.92)	(102.43)

	2024	2023	2022
	US$	US$	US$
Loss
Loss attributable to the equity shareholders of the Company	37,787,339	172,600,513	49,441,815

	2024	2023	2022

Number of shares
Weighted-average number of ordinary shares	40,404,943	9,632,562	482,689

The computation of basic and diluted loss per Class A and Class B ordinary share are the same as the Class A and Class B ordinary shares have the same rights to participate in profits and losses and are all treated as ordinary shares on an as converted basis.

No adjustment has been made to the basic loss per share amounts presented for the years ended December 31, 2024, 2023 and 2022 in respect of a dilution as the impact of the warrants, preference shares, convertible loans and share options outstanding have an anti-dilutive effect on the basic loss per share amounts presented.